ACCOUNTS RECEIVABLE AND OTHER (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current:
Accounts receivable	$ 1,847	$ 1,463
Finance lease receivables	29	12
Prepayments & other assets	328	450
Total current	2,204	1,925
Non-current:
Finance lease receivables	667	343
Restricted cash	127	81
Accounts receivable	35	123
Other assets	312	209
Total non-current	$ 1,141	$ 756